Financial risk management and impairment of financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Financial risk management and impairment of financial assets
Summary of maturity analysis

		Between 2 and 5	After more than
June 30, 2026	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	34,963	—	—	34,963
Lease liabilities	1,056	2,187	241	3,484
Convertible senior secured notes	—	124,587	—	124,587
	36,019	126,774	241	163,034

December 31, 2025
Trade and other payables	33,459	—	—	33,459
Lease liabilities	1,121	2,364	326	3,811
Convertible senior secured notes	—	108,755	—	108,755
	34,580	111,119	326	146,025